Portfolio of investments—January 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 39.72%
FHLMC	2.00%	10-1-2031	$3,046,957	$2,902,982
FHLMC	2.00	6-1-2040	7,261,431	6,459,497
FHLMC	2.00	7-1-2040	11,281,112	10,032,510
FHLMC	2.50	7-1-2033	4,548,508	4,494,547
FHLMC	2.50	4-1-2037	2,968,753	2,827,611
FHLMC	2.50	4-1-2042	1,526,938	1,376,001
FHLMC	2.50	5-1-2042	5,061,540	4,558,074
FHLMC	2.50	6-1-2042	1,860,679	1,674,450
FHLMC	2.50	8-1-2043	4,497,222	4,061,503
FHLMC	2.50	6-1-2046	5,336,032	4,802,003
FHLMC	2.50	11-1-2046	3,942,837	3,445,398
FHLMC	2.50	8-1-2050	3,380,900	2,938,552
FHLMC	2.50	10-1-2050	2,311,761	2,003,655
FHLMC	2.50	5-1-2051	8,701,648	7,567,815
FHLMC	2.50	7-1-2051	4,428,265	3,840,833
FHLMC	2.50	9-1-2051	8,493,818	7,386,980
FHLMC	2.50	11-1-2051	2,024,952	1,755,491
FHLMC	2.50	1-1-2052	53,065,320	46,039,403
FHLMC	2.50	2-1-2052	1,023,102	881,703
FHLMC	2.50	3-1-2052	3,092,107	2,667,157
FHLMC	2.50	4-1-2052	6,678,140	5,781,993
FHLMC	3.00	3-1-2043	1,863,189	1,723,631
FHLMC	3.00	4-1-2043	2,559,504	2,373,695
FHLMC	3.00	5-1-2043	1,882,079	1,742,953
FHLMC	3.00	8-1-2043	2,473,810	2,291,665
FHLMC	3.00	6-1-2044	5,045,002	4,677,501
FHLMC	3.00	2-1-2045	6,100,947	5,612,279
FHLMC	3.00	4-1-2045	10,093,500	9,332,699
FHLMC	3.00	5-1-2045	3,248,828	2,979,378
FHLMC	3.00	1-1-2046	3,033,122	2,817,320
FHLMC	3.00	9-1-2046	4,588,442	4,179,920
FHLMC	3.00	12-1-2046	14,997,791	13,830,345
FHLMC	3.00	2-1-2047	1,234,988	1,147,108
FHLMC	3.00	4-1-2047	19,256,277	17,519,132
FHLMC	3.00	11-1-2048	9,750,827	8,857,655
FHLMC	3.00	4-1-2049	4,182,559	3,800,325
FHLMC	3.00	5-1-2049	2,574,541	2,343,528
FHLMC	3.00	11-1-2049	3,080,390	2,801,278
FHLMC	3.00	1-1-2050	5,170,199	4,697,707
FHLMC	4.00	3-1-2050	8,405,331	8,233,433
FHLMC	4.50	6-1-2039	129,033	128,728
FHLMC	4.50	7-1-2039	147,154	146,891
FHLMC	5.50	5-1-2055	20,606,845	20,933,110
FHLMC	6.00	7-1-2054	3,837,181	4,020,696
FHLMC	6.00	9-1-2054	29,541,588	30,942,380
FHLMC	6.00	10-1-2054	5,139,052	5,382,476
FHLMC	6.00	5-1-2055	20,573,970	21,101,272
FHLMC	6.50	9-1-2054	11,748,262	12,436,216
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 1

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC	6.50%	10-1-2054	$3,486,588	$3,698,320
FHLMC	6.50	11-1-2054	940,295	994,301
FHLMC	6.50	10-1-2055	3,774,539	4,000,963
FHLMC STRIPS Series 264 Class 30	3.00	7-15-2042	3,998,212	3,677,065
FHLMC (30 Day Average U.S. SOFR+2.08%)±	5.25	7-1-2055	5,879,785	5,976,925
FHLMC (30 Day Average U.S. SOFR+2.08%)±	5.27	7-1-2055	2,227,434	2,267,749
FHLMC (30 Day Average U.S. SOFR+2.09%)±	5.45	5-1-2055	1,547,920	1,575,195
FHLMC (30 Day Average U.S. SOFR+2.11%)±	5.32	8-1-2055	2,296,976	2,343,314
FHLMC (30 Day Average U.S. SOFR+2.15%)±	4.79	1-1-2055	4,503,093	4,559,985
FHLMC (30 Day Average U.S. SOFR+2.20%)±	5.19	6-1-2055	3,863,833	3,924,665
FHLMC (30 Day Average U.S. SOFR+2.26%)±	4.98	2-1-2054	1,695,238	1,720,585
FHLMC (30 Day Average U.S. SOFR+2.31%)±	4.19	5-1-2053	7,257,443	7,367,476
FHLMC (30 Day Average U.S. SOFR+2.33%)±	4.74	10-1-2054	3,644,213	3,681,526
FHLMC (30 Day Average U.S. SOFR+2.33%)±	5.34	8-1-2055	2,856,336	2,905,071
FHLMC (30 Day Average U.S. SOFR+2.33%)±	5.43	8-1-2055	3,738,876	3,792,378
FHLMC (30 Day Average U.S. SOFR+2.33%)±	5.60	7-1-2055	4,305,762	4,370,604
FHLMC (RFUCCT1Y+1.62%)±	3.12	2-1-2050	2,662,594	2,711,039
FHLMC Series 326 Class F2 (30 Day Average U.S. SOFR+0.66%)±	4.37	3-15-2044	1,777,663	1,781,570
FHLMC Series 3693 Class FC (30 Day Average U.S. SOFR+0.61%)±	4.32	7-15-2040	1,491,762	1,486,129
FHLMC Series 3919 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.32	9-15-2041	1,449,960	1,443,240
FHLMC Series 3958 Class AF (30 Day Average U.S. SOFR+0.56%)±	4.27	11-15-2041	1,321,340	1,313,465
FHLMC Series 3975 Class FA (30 Day Average U.S. SOFR+0.60%)±	4.31	12-15-2041	1,220,109	1,214,989
FHLMC Series 3990 Class FG (30 Day Average U.S. SOFR+0.56%)±	4.27	1-15-2042	1,520,753	1,511,819
FHLMC Series 4059 Class FP (30 Day Average U.S. SOFR+0.56%)±	4.27	6-15-2042	1,813,552	1,798,807
FHLMC Series 4091 Class BX	3.25	10-15-2041	2,097,623	1,996,479
FHLMC Series 4091 Class MX	3.25	2-15-2042	1,641,295	1,550,093
FHLMC Series 4091 Class EX	3.38	7-15-2042	1,322,453	1,254,835
FHLMC Series 4091 Class FN (30 Day Average U.S. SOFR+0.51%)±	4.22	8-15-2042	1,326,437	1,310,842
FHLMC Series 4117 Class HB	2.50	10-15-2042	1,389,100	1,260,002
FHLMC Series 4160 Class HP	2.50	1-15-2033	1,325,530	1,279,586
FHLMC Series 4184 Class FN (30 Day Average U.S. SOFR+0.46%)±	4.17	3-15-2043	1,081,012	1,066,476
FHLMC Series 4240 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.32	8-15-2043	3,508,264	3,472,305
FHLMC Series 4281 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.22	12-15-2043	627,512	623,401
FHLMC Series 4290 Class LF (30 Day Average U.S. SOFR+0.51%)±	4.22	7-15-2035	1,305,470	1,298,858
FHLMC Series 4303 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.17	2-15-2044	1,149,130	1,135,961
FHLMC Series 4427 Class CE	3.00	2-15-2034	270,107	268,021
FHLMC Series 4446 Class CP	2.25	3-15-2045	1,646,967	1,492,641
FHLMC Series 4582 Class HA	3.00	9-15-2045	6,282,605	5,975,090
FHLMC Series 4587 Class AF (30 Day Average U.S. SOFR+0.46%)±	4.17	6-15-2046	1,826,894	1,816,484
See accompanying notes to portfolio of investments
2 | Allspring Core Bond Portfolio

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Series 4604 Class FB (30 Day Average U.S. SOFR+0.51%)±	4.22%	8-15-2046	$3,650,445	$3,622,288
FHLMC Series 4620 Class LF (30 Day Average U.S. SOFR+0.51%)±	4.22	10-15-2046	1,970,326	1,958,683
FHLMC Series 4628 Class KF (30 Day Average U.S. SOFR+0.61%)±	4.32	1-15-2055	2,057,808	2,016,893
FHLMC Series 4709 Class FA (30 Day Average U.S. SOFR+0.41%)±	4.12	8-15-2047	1,453,229	1,438,159
FHLMC Series 4719 Class LM	3.00	9-15-2047	1,398,284	1,276,730
FHLMC Series 4719 Class LA	3.50	9-15-2047	1,893,699	1,784,900
FHLMC Series 4742 Class PA	3.00	10-15-2047	2,991,163	2,762,978
FHLMC Series 4753 Class BD	3.00	1-15-2048	1,745,781	1,580,065
FHLMC Series 4826 Class KF (30 Day Average U.S. SOFR+0.41%)±	4.12	9-15-2048	1,155,258	1,131,480
FHLMC Series 4854 Class FB (30 Day Average U.S. SOFR+0.41%)±	4.12	1-15-2049	3,686,899	3,649,745
FHLMC Series 4857 Class JA	3.35	1-15-2049	5,335,334	5,172,814
FHLMC Series 4880 Class DA	3.00	5-15-2050	2,546,350	2,376,006
FHLMC Series 4903 Class NF (30 Day Average U.S. SOFR+0.51%)±	4.21	8-25-2049	1,131,282	1,114,749
FHLMC Series 4927 Class BG	3.00	11-25-2049	2,499,398	2,326,104
FHLMC Series 4937 Class MD	2.50	10-25-2049	2,576,123	2,304,742
FHLMC Series 4940 Class AG	3.00	5-15-2040	1,644,008	1,576,192
FHLMC Series 4941 Class GA	2.00	12-15-2047	1,441,902	1,222,379
FHLMC Series 4944 Class AC	2.40	5-15-2044	4,235,034	3,827,050
FHLMC Series 4951 Class EA	2.50	9-15-2044	1,576,485	1,416,590
FHLMC Series 4954 Class LB	2.50	2-25-2050	1,219,896	1,082,668
FHLMC Series 4957 Class MY	3.00	2-25-2050	1,883,000	1,595,504
FHLMC Series 4988 Class KF (30 Day Average U.S. SOFR+0.46%)±	4.16	7-25-2050	2,184,330	2,166,453
FHLMC Series 4993 Class KF (30 Day Average U.S. SOFR+0.56%)±	4.26	7-25-2050	10,923,014	10,681,908
FHLMC Series 5004 Class FM (30 Day Average U.S. SOFR+0.46%)±	4.16	8-25-2050	2,179,030	2,117,291
FHLMC Series 5020 Class ET	3.50	10-25-2050	2,326,978	2,160,279
FHLMC Series 5058 Class BC	5.00	11-25-2050	1,714,981	1,704,463
FHLMC Series 5091 Class AB	1.50	3-25-2051	4,395,948	3,617,700
FHLMC Series 5092 Class HE	2.00	2-25-2051	2,819,514	2,396,829
FHLMC Series 5114 Class AD	1.50	8-25-2047	11,207,568	9,786,542
FHLMC Series 5118 Class CA	1.50	10-15-2033	2,314,894	2,160,832
FHLMC Series 5119 Class QF (30 Day Average U.S. SOFR+0.20%)±	3.90	6-25-2051	3,242,379	3,106,213
FHLMC Series 5202 Class KA	2.50	6-25-2049	2,655,921	2,409,138
FHLMC Series 5202 Class TA	2.50	12-25-2048	4,717,260	4,369,129
FHLMC Series 5207 Class PA	3.00	6-25-2051	3,573,673	3,240,933
FHLMC Series 5217 Class CD	2.50	7-25-2049	2,291,546	2,159,010
FHLMC Series 5220 Class QK	3.50	9-25-2050	4,789,655	4,653,926
FHLMC Series 5228 Class TN	3.50	7-25-2039	2,324,562	2,257,793
FHLMC Series 5335 Class FB (30 Day Average U.S. SOFR+0.81%)±	4.52	10-15-2039	4,436,486	4,460,573
FHLMC Series 5396 Class HF (30 Day Average U.S. SOFR+0.95%)±	4.65	4-25-2054	5,669,523	5,669,902
FHLMC Series 5399 Class FB (30 Day Average U.S. SOFR+0.90%)±	4.60	4-25-2054	3,848,973	3,838,627
FHLMC Series 5410 Class JY	3.00	3-15-2044	3,133,266	2,715,918
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 3

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Series 5451 Class FD (30 Day Average U.S. SOFR+0.51%)±	4.22%	1-15-2044	$2,234,490	$2,213,276
FHLMC Series 5452 Class KY	3.00	3-15-2044	3,353,681	2,937,778
FHLMC Series 5529 Class HA	3.00	3-15-2043	1,846,818	1,764,378
FHLMC Series 5565 Class QA	4.50	8-25-2055	8,343,920	8,338,328
FNMA	2.00	2-1-2031	7,275,900	7,008,121
FNMA	2.00	6-1-2031	5,430,495	5,210,693
FNMA	2.00	7-1-2031	5,106,481	4,891,315
FNMA	2.00	6-1-2040	2,412,824	2,149,960
FNMA	2.00	7-1-2040	7,363,582	6,550,403
FNMA	2.00	12-1-2040	17,164,997	15,209,158
FNMA	2.00	10-1-2041	5,508,574	4,834,831
FNMA	2.00	11-1-2041	1,876,778	1,648,353
FNMA	2.00	4-1-2042	2,911,116	2,553,641
FNMA	2.50	5-1-2037	3,308,281	3,141,930
FNMA	2.50	12-1-2040	4,999,146	4,553,484
FNMA	2.50	5-1-2041	5,602,244	5,072,492
FNMA	2.50	8-1-2041	3,018,945	2,738,951
FNMA	2.50	2-1-2042	2,972,652	2,684,779
FNMA	2.50	5-1-2042	4,163,612	3,752,054
FNMA	2.50	6-1-2042	3,756,598	3,382,942
FNMA	2.50	11-1-2042	2,214,659	1,986,727
FNMA	2.50	12-1-2047	7,444,197	6,643,911
FNMA	2.50	9-1-2050	10,689,560	9,282,251
FNMA	2.50	10-1-2050	5,040,661	4,376,555
FNMA	2.50	11-1-2050	2,171,531	1,881,642
FNMA	2.50	2-1-2051	4,995,964	4,333,255
FNMA	2.50	5-1-2051	3,285,708	2,842,136
FNMA	2.50	6-1-2051	5,123,116	4,440,777
FNMA	2.50	12-1-2051	4,518,321	3,905,423
FNMA	2.50	3-1-2052	17,457,311	15,119,647
FNMA	2.50	5-1-2052	2,490,729	2,158,823
FNMA	3.00	6-1-2035	2,755,708	2,705,439
FNMA	3.00	3-1-2040	1,203,281	1,166,603
FNMA	3.00	8-1-2042	1,922,741	1,784,574
FNMA	3.00	11-1-2042	2,636,510	2,447,044
FNMA	3.00	1-1-2043	2,618,602	2,517,595
FNMA	3.00	2-1-2043	13,631,317	12,564,756
FNMA	3.00	7-1-2043	2,187,610	2,020,351
FNMA	3.00	9-1-2043	2,198,294	2,045,281
FNMA	3.00	12-1-2043	2,800,603	2,586,584
FNMA	3.00	1-1-2044	3,851,229	3,537,436
FNMA	3.00	10-1-2044	5,253,517	4,861,850
FNMA	3.00	2-1-2045	1,584,642	1,464,000
FNMA	3.00	3-1-2045	8,323,893	7,643,021
FNMA	3.00	10-1-2046	4,260,281	3,933,291
FNMA	3.00	11-1-2046	8,630,942	7,848,722
FNMA	3.00	12-1-2046	11,944,714	10,875,696
See accompanying notes to portfolio of investments
4 | Allspring Core Bond Portfolio

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	3.00%	9-1-2047	$1,392,815	$1,269,875
FNMA	3.00	12-1-2047	1,814,154	1,658,883
FNMA	3.00	1-1-2048	3,523,415	3,263,591
FNMA	3.00	2-1-2048	1,971,332	1,803,494
FNMA	3.00	4-1-2048	11,842,880	10,952,637
FNMA	3.00	8-1-2048	2,878,850	2,629,929
FNMA	3.00	1-1-2049	8,859,879	8,166,144
FNMA	3.00	2-1-2050	48,119,370	43,963,763
FNMA	3.00	5-1-2050	9,761,358	8,925,380
FNMA	3.00	7-1-2050	21,288,106	19,403,181
FNMA	3.00	4-1-2052	11,760,769	10,600,438
FNMA	3.00	7-1-2052	1,984,881	1,823,285
FNMA	3.00	10-1-2052	15,118,821	13,775,711
FNMA	3.00	2-1-2055	1,495,673	1,362,742
FNMA	3.00	7-1-2060	20,500,614	18,232,600
FNMA	4.00	1-1-2027	173,163	172,711
FNMA	4.00	3-1-2035	896,076	895,158
FNMA	4.00	9-1-2045	390,440	383,990
FNMA	4.00	1-1-2046	2,913,746	2,865,158
FNMA	4.00	3-1-2047	1,242,332	1,218,276
FNMA	4.00	4-1-2047	312,176	306,356
FNMA	4.00	10-1-2047	373,015	366,062
FNMA	4.00	12-1-2048	1,541,263	1,512,534
FNMA	4.50	3-1-2043	1,776,551	1,783,771
FNMA	4.50	10-1-2045	2,689,703	2,692,355
FNMA	4.50	2-1-2046	68,435	68,340
FNMA%%	5.00	2-12-2056	23,500,000	23,493,526
FNMA%%	5.00	3-15-2056	46,200,000	46,122,303
FNMA	5.50	5-1-2055	24,828,447	25,283,961
FNMA	5.50	7-1-2055	34,231,313	34,773,295
FNMA%%	5.50	2-15-2056	54,800,000	55,562,296
FNMA	6.00	12-1-2053	2,165,750	2,257,871
FNMA	6.00	6-1-2054	3,425,197	3,592,844
FNMA	6.00	7-1-2054	3,950,322	4,148,421
FNMA	6.00	9-1-2054	14,309,754	14,987,655
FNMA	6.00	10-1-2054	1,680,153	1,762,291
FNMA	6.00	11-1-2054	7,298,629	7,648,447
FNMA	6.00	12-1-2054	2,286,425	2,401,071
FNMA	6.00	5-1-2055	17,728,982	18,227,806
FNMA	6.00	6-1-2055	9,380,361	9,630,623
FNMA	6.00	10-1-2055	3,740,287	3,914,157
FNMA	6.00	11-1-2055	10,008,521	10,492,658
FNMA	6.50	12-1-2053	2,380,756	2,530,273
FNMA	6.50	9-1-2054	3,937,049	4,173,195
FNMA	6.50	10-1-2054	3,729,519	3,954,655
FNMA	6.50	11-1-2055	3,091,205	3,274,794
FNMA (30 Day Average U.S. SOFR+2.06%)±	5.60	8-1-2055	3,753,923	3,817,533
FNMA (30 Day Average U.S. SOFR+2.09%)±	5.59	12-1-2053	2,399,203	2,431,023
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 5

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.10%	9-1-2052	$3,221,805	$3,322,501
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.13	11-1-2052	2,753,400	2,834,697
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.13	10-1-2052	8,505,274	8,672,634
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.36	7-1-2052	4,316,730	4,335,435
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.58	8-1-2052	4,657,899	4,701,134
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.63	8-1-2052	2,394,704	2,418,868
FNMA (30 Day Average U.S. SOFR+2.16%)±	4.35	1-1-2055	4,144,652	4,237,380
FNMA (30 Day Average U.S. SOFR+2.28%)±	4.85	7-1-2054	8,400,595	8,522,844
FNMA (30 Day Average U.S. SOFR+2.30%)±	4.67	4-1-2053	17,109,720	17,381,016
FNMA (30 Day Average U.S. SOFR+2.31%)±	4.96	5-1-2055	4,023,442	4,084,319
FNMA (30 Day Average U.S. SOFR+2.33%)±	5.37	8-1-2054	5,642,638	5,759,550
FNMA (RFUCCT1Y+1.61%)±	2.75	6-1-2050	1,758,783	1,712,096
FNMA Series 2010-107 Class FB (30 Day Average U.S. SOFR+0.52%)±	4.22	9-25-2040	1,014,880	1,008,893
FNMA Series 2011-111 Class DB	4.00	11-25-2041	2,278,896	2,223,427
FNMA Series 2011-117 Class AF (30 Day Average U.S. SOFR+0.56%)±	4.26	11-25-2041	904,917	899,355
FNMA Series 2011-117 Class FA (30 Day Average U.S. SOFR+0.56%)±	4.26	11-25-2041	2,841,145	2,824,331
FNMA Series 2011-127 Class FC (30 Day Average U.S. SOFR+0.56%)±	4.26	12-25-2041	1,315,804	1,305,342
FNMA Series 2011-142 Class EF (30 Day Average U.S. SOFR+0.61%)±	4.31	1-25-2042	1,485,636	1,478,201
FNMA Series 2011-55 Class FH (30 Day Average U.S. SOFR+0.55%)±	4.25	6-25-2041	1,040,448	1,035,098
FNMA Series 2012-12 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.31	2-25-2042	1,308,727	1,301,374
FNMA Series 2012-47 Class JF (30 Day Average U.S. SOFR+0.61%)±	4.31	5-25-2042	1,747,990	1,737,853
FNMA Series 2013-11 Class AP	1.50	1-25-2043	3,547,590	3,284,065
FNMA Series 2013-49 Class AP	1.75	5-25-2043	1,285,971	1,123,987
FNMA Series 2014-25 Class EL	3.00	5-25-2044	1,828,470	1,687,591
FNMA Series 2014-74 Class FC (30 Day Average U.S. SOFR+0.51%)±	4.21	11-25-2044	1,518,445	1,500,171
FNMA Series 2015-32 Class FA (30 Day Average U.S. SOFR+0.41%)±	4.11	5-25-2045	1,732,119	1,696,095
FNMA Series 2015-48 Class FB (30 Day Average U.S. SOFR+0.41%)±	4.11	7-25-2045	2,048,388	2,006,871
FNMA Series 2015-72 Class GL	3.00	10-25-2045	1,638,044	1,449,304
FNMA Series 2015-8 Class AP	2.00	3-25-2045	3,400,013	3,081,303
FNMA Series 2015-84 Class PA	1.70	8-25-2033	2,425,236	2,301,181
FNMA Series 2016-11 Class CF (30 Day Average U.S. SOFR+0.46%)±	4.16	3-25-2046	1,011,326	1,002,180
FNMA Series 2016-19 Class FD (30 Day Average U.S. SOFR+0.51%)±	4.21	4-25-2046	5,776,520	5,743,608
FNMA Series 2016-22 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.21	4-25-2046	2,650,482	2,629,673
See accompanying notes to portfolio of investments
6 | Allspring Core Bond Portfolio

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2016-22 Class FG (30 Day Average U.S. SOFR+0.51%)±	4.21%	4-25-2046	$2,337,312	$2,318,556
FNMA Series 2016-48 Class MA	2.00	6-25-2038	4,348,367	4,101,153
FNMA Series 2016-57 Class PC	1.75	6-25-2046	11,192,704	9,642,910
FNMA Series 2016-64 Class BC	1.75	9-25-2046	2,476,152	2,335,874
FNMA Series 2016-64 Class PE	2.50	9-25-2046	1,911,000	1,487,719
FNMA Series 2016-69 Class BF (30 Day Average U.S. SOFR+0.51%)±	4.21	10-25-2046	2,149,778	2,136,899
FNMA Series 2016-75 Class FE (30 Day Average U.S. SOFR+0.51%)±	4.21	10-25-2046	1,622,466	1,613,106
FNMA Series 2016-78 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.21	3-25-2044	1,005,691	997,755
FNMA Series 2016-79 Class FH (30 Day Average U.S. SOFR+0.51%)±	4.21	11-25-2046	1,633,928	1,624,716
FNMA Series 2016-82 Class FE (30 Day Average U.S. SOFR+0.51%)±	4.21	11-25-2046	3,552,853	3,533,478
FNMA Series 2016-82 Class FH (30 Day Average U.S. SOFR+0.51%)±	4.21	11-25-2046	3,298,331	3,273,417
FNMA Series 2016-84 Class FB (30 Day Average U.S. SOFR+0.51%)±	4.21	11-25-2046	1,576,521	1,564,225
FNMA Series 2016-86 Class FE (30 Day Average U.S. SOFR+0.51%)±	4.21	11-25-2046	4,144,554	4,111,752
FNMA Series 2016-91 Class AF (30 Day Average U.S. SOFR+0.51%)±	4.21	12-25-2046	1,420,144	1,412,918
FNMA Series 2017-11 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.21	3-25-2047	629,022	625,065
FNMA Series 2017-113 Class FB (30 Day Average U.S. SOFR+0.36%)±	4.06	1-25-2048	664,083	657,190
FNMA Series 2017-12 Class FD (30 Day Average U.S. SOFR+0.51%)±	4.21	3-25-2047	1,591,424	1,581,079
FNMA Series 2017-13 Class PA	3.00	8-25-2046	1,506,270	1,423,782
FNMA Series 2017-23 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.21	4-25-2047	1,808,901	1,795,996
FNMA Series 2017-24 Class PG	2.63	4-25-2047	6,355,535	5,645,656
FNMA Series 2017-26 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.16	4-25-2047	4,060,849	4,032,168
FNMA Series 2017-35 Class MC	2.63	12-25-2044	1,260,280	1,231,892
FNMA Series 2017-82 Class FE (30 Day Average U.S. SOFR+0.36%)±	4.06	10-25-2047	1,480,331	1,469,901
FNMA Series 2017-9 Class BF (30 Day Average U.S. SOFR+0.51%)±	4.21	3-25-2047	1,986,449	1,974,869
FNMA Series 2017-9 Class DF (30 Day Average U.S. SOFR+0.51%)±	4.21	3-25-2047	1,421,851	1,413,598
FNMA Series 2017-9 Class EF (30 Day Average U.S. SOFR+0.51%)±	4.21	3-25-2047	745,905	741,737
FNMA Series 2017-96 Class FB (30 Day Average U.S. SOFR+0.41%)±	4.11	12-25-2047	2,623,558	2,593,133
FNMA Series 2018-1 Class FA (30 Day Average U.S. SOFR+0.36%)±	4.06	2-25-2048	1,132,382	1,120,059
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 7

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2018-14 Class KC	3.00%	3-25-2048	$1,679,216	$1,614,799
FNMA Series 2018-36 Class FD (30 Day Average U.S. SOFR+0.36%)±	4.06	6-25-2048	3,323,958	3,293,986
FNMA Series 2018-38 Class MA	3.30	6-25-2048	2,749,611	2,651,523
FNMA Series 2018-45 Class TM	3.00	6-25-2048	2,360,691	2,145,220
FNMA Series 2018-55 Class GA	3.38	8-25-2048	2,169,202	2,097,808
FNMA Series 2018-64 Class A	3.00	9-25-2048	2,065,817	1,864,216
FNMA Series 2018-85 Class EA	3.50	12-25-2048	1,418,484	1,386,682
FNMA Series 2019-13 Class PE	3.00	3-25-2049	1,411,906	1,300,975
FNMA Series 2019-15 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.31	4-25-2049	1,028,264	1,014,122
FNMA Series 2019-25 Class PA	3.00	5-25-2048	3,882,620	3,658,556
FNMA Series 2019-41 Class FG (30 Day Average U.S. SOFR+0.61%)±	4.31	8-25-2059	2,864,191	2,813,969
FNMA Series 2019-43 Class FC (30 Day Average U.S. SOFR+0.51%)±	4.21	8-25-2049	2,019,298	1,988,412
FNMA Series 2019-67 Class FB (30 Day Average U.S. SOFR+0.56%)±	4.26	11-25-2049	1,127,354	1,111,633
FNMA Series 2019-81 Class LH	3.00	12-25-2049	1,789,334	1,633,911
FNMA Series 2020-34 Class AG	2.00	6-25-2035	4,461,769	4,271,260
FNMA Series 2020-48 Class AB	2.00	7-25-2050	2,560,746	2,160,715
FNMA Series 2020-59 Class NC	3.00	8-25-2040	2,455,529	2,309,088
FNMA Series 2021-27 Class EC	1.50	5-25-2051	7,561,440	6,210,848
FNMA Series 2021-40 Class DW	2.00	6-25-2041	612,933	551,296
FNMA Series 2021-78 Class ND	1.50	11-25-2051	4,137,252	3,403,012
FNMA Series 2021-95 Class CP	1.50	8-25-2051	1,440,578	1,245,173
FNMA Series 2022-62 Class KA	3.25	9-25-2052	1,810,264	1,713,229
FNMA Series 2023-14 Class EJ	2.75	4-25-2049	2,941,495	2,780,224
FNMA Series 2023-37 Class FH (30 Day Average U.S. SOFR+0.51%)±	4.21	1-25-2050	4,498,681	4,436,931
FNMA Series 2023-38 Class FC (30 Day Average U.S. SOFR+0.66%)±	4.36	6-25-2040	3,673,823	3,669,693
FNMA Series 2023-38 Class FD (30 Day Average U.S. SOFR+0.86%)±	4.74	10-25-2039	1,182,280	1,156,327
FNMA Series 2024-64 Class KY	3.00	12-25-2043	1,950,398	1,694,796
FNMA Series 2025-95 Class FC (30 Day Average U.S. SOFR+0.70%)±	4.40	9-25-2052	7,924,760	7,939,158
FNMA Series 2025-98 Class PK	4.50	8-25-2054	17,240,915	17,191,396
GNMA	2.50	12-20-2037	2,978,589	2,814,872
GNMA	2.50	6-20-2038	5,588,753	5,274,435
GNMA	2.50	7-20-2050	18,973,957	16,186,719
GNMA	3.00	6-20-2043	3,345,403	3,039,641
GNMA	3.00	8-20-2043	1,037,069	942,284
GNMA	3.00	11-15-2047	8,357,621	7,732,116
GNMA	3.00	10-20-2050	7,185,819	6,473,436
GNMA	3.50	4-20-2048	1,794,272	1,698,081
GNMA	4.00	8-20-2052	37,342,725	35,619,542
GNMA	4.00	9-20-2052	4,722,571	4,509,809
See accompanying notes to portfolio of investments
8 | Allspring Core Bond Portfolio

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA	4.00%	10-20-2052	$21,206,041	$20,225,844
GNMA	5.50	8-20-2055	29,273,273	29,620,162
GNMA%%	5.50	2-19-2056	16,400,000	16,579,136
GNMA	6.00	1-20-2053	3,427,447	3,550,829
GNMA	6.00	7-20-2055	16,108,208	16,509,802
GNMA Series 2010-163 Class NC	4.00	12-20-2040	2,118,192	2,106,961
GNMA Series 2013-152 Class HA	2.50	6-20-2043	2,419,100	2,261,445
GNMA Series 2014-133 Class BP	2.25	9-20-2044	2,087,878	1,896,295
GNMA Series 2014-149 Class KP	2.25	7-16-2044	1,784,310	1,655,968
GNMA Series 2014-181 Class L	3.00	12-20-2044	1,721,536	1,572,575
GNMA Series 2015-144 Class CA	2.50	10-20-2045	2,635,435	2,346,405
GNMA Series 2016-136 Class A	3.00	7-20-2044	1,740,194	1,593,019
GNMA Series 2016-93 Class AB	1.75	7-20-2044	3,476,425	2,955,410
GNMA Series 2016-99 Class TL	2.00	4-16-2044	5,084,616	4,313,786
GNMA Series 2017-139 Class GA	3.00	9-20-2047	6,063,913	5,541,331
GNMA Series 2017-167 Class BQ	2.50	8-20-2044	1,791,830	1,706,447
GNMA Series 2018-65 Class DC	3.50	5-20-2048	2,420,581	2,262,882
GNMA Series 2019-158 Class PL	1.50	12-20-2049	4,170,186	3,393,668
GNMA Series 2019-158 Class PK	1.75	12-20-2049	2,169,370	1,795,361
GNMA Series 2019-158 Class PG	2.25	12-20-2049	1,735,179	1,482,157
GNMA Series 2019-78 Class PT	2.50	8-20-2044	1,635,389	1,484,633
GNMA Series 2019-96 Class DE	2.35	8-20-2049	1,275,128	1,102,589
GNMA Series 2020-112 Class AB	1.50	8-20-2050	3,391,496	2,753,124
GNMA Series 2020-112 Class MB	1.50	8-20-2050	3,693,718	3,005,083
GNMA Series 2020-17 Class AP	2.25	1-20-2050	1,599,624	1,397,882
GNMA Series 2020-17 Class PD	2.25	1-20-2050	1,674,574	1,446,495
GNMA Series 2020-21 Class GV	2.25	10-20-2049	1,453,245	1,283,293
GNMA Series 2020-31 Class E	2.00	9-20-2049	3,834,566	3,350,274
GNMA Series 2020-63 Class UD	1.75	4-20-2050	1,890,729	1,566,600
GNMA Series 2020-95 Class A	1.63	7-20-2050	5,834,059	4,788,305
GNMA Series 2021-105 Class P	1.75	6-20-2051	9,329,067	7,677,028
GNMA Series 2021-107 Class DB	1.75	4-20-2051	8,697,439	7,169,956
GNMA Series 2021-135 Class A	2.00	8-20-2051	2,143,493	1,780,444
GNMA Series 2021-160 Class NE	2.00	9-20-2051	16,232,372	13,907,327
GNMA Series 2021-215 Class GA	2.00	12-20-2051	13,959,838	12,254,913
GNMA Series 2021-225 Class YC	2.00	12-20-2051	1,688,642	1,448,739
GNMA Series 2021-24 Class BC	1.25	2-20-2051	3,522,795	2,778,887
GNMA Series 2021-27 Class BD	5.00	2-20-2051	2,084,569	2,078,906
GNMA Series 2021-27 Class CW±±	5.00	2-20-2051	1,294,194	1,290,852
GNMA Series 2021-27 Class NT	5.00	2-20-2051	2,350,509	2,320,050
GNMA Series 2021-27 Class Q	5.00	2-20-2051	2,087,722	2,081,381
GNMA Series 2021-8 Class CY	5.00	1-20-2051	748,212	745,907
GNMA Series 2021-89 Class LK	2.00	5-20-2051	5,161,345	4,291,571
GNMA Series 2021-97 Class QK	2.00	6-20-2051	12,229,747	10,198,905
GNMA Series 2022-153 Class KA	4.00	12-20-2049	2,390,157	2,362,626
GNMA Series 2022-197 Class LF (30 Day Average U.S. SOFR+0.70%)±	4.40	11-20-2052	8,884,515	8,871,649
GNMA Series 2022-24 Class AH	2.50	2-20-2052	916,854	791,775
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 9

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA Series 2022-31 Class GH	2.50%	12-20-2049	$5,819,129	$5,280,380
GNMA Series 2022-34 Class DN	3.50	9-20-2041	4,816,216	4,645,914
GNMA Series 2022-46 Class LY	3.00	3-20-2052	1,342,000	1,122,930
GNMA Series 2022-5 Class BA	2.00	10-20-2049	9,430,158	8,256,789
GNMA Series 2022-50 Class CA	3.00	3-20-2052	9,292,348	8,421,656
GNMA Series 2022-66 Class CG	3.50	4-20-2052	5,388,093	5,180,079
GNMA Series 2022-78 Class HW	2.50	4-20-2052	2,260,000	1,817,276
GNMA Series 2022-9 Class GA	2.00	1-20-2052	2,474,786	2,065,739
GNMA Series 2024-110 Class JC	3.00	9-20-2047	15,463,613	14,841,981
GNMA Series 2024-110 Class JL	3.00	10-20-2049	3,616,000	3,146,412
GNMA Series 2024-184 Class GC	3.50	10-20-2051	19,618,201	19,090,456
GNMA Series 2024-45 Class BD	2.00	3-20-2054	2,174,957	2,023,666
GNMA Series 2025-7 Class EL	2.50	1-20-2055	1,551,252	1,115,415
Total agency securities (Cost $1,848,324,202)				1,856,537,473
Asset-backed securities: 5.90%
Ally Auto Receivables Trust Series 2022-3 Class A4	5.07	10-16-2028	1,860,000	1,865,083
American Express Credit Account Master Trust Series 2023-4 Class A	5.15	9-16-2030	4,223,000	4,360,927
AmeriCredit Automobile Receivables Trust Series 2023-1 Class A3	5.62	11-18-2027	409,805	410,926
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A3	5.81	5-18-2028	2,229,638	2,244,793
AutoNation Finance Trust Series 2025-1A Class A3144A	4.62	11-13-2029	3,562,000	3,592,592
Barclays Dryrock Issuance Trust Series 2025-1 Class A	3.97	7-15-2031	7,693,000	7,708,069
Barings Equipment Finance LLC Series 2026-A Class A3144A%%	4.08	7-13-2033	1,911,000	1,912,194
Capital One Prime Auto Receivables Trust Series 2025-1 Class A3	3.85	7-15-2030	3,049,000	3,050,239
Capital One Prime Auto Receivables Trust Series 2025-1 Class A4	3.92	2-18-2031	3,002,000	2,998,935
CarMax Auto Owner Trust Series 2025-2 Class A3	4.48	3-15-2030	8,378,000	8,463,802
CarMax Auto Owner Trust Series 2025-3 Class A3	4.35	7-15-2030	4,704,000	4,743,260
CarMax Auto Owner Trust Series 2025-3 Class A4	4.47	1-15-2031	3,360,000	3,401,138
Chase Auto Owner Trust Series 2022-AA Class A4144A	3.99	3-27-2028	2,055,349	2,055,178
College Avenue Student Loans LLC Series 2017-A Class A1 (U.S. SOFR 1 Month+1.76%)144A±	5.44	11-26-2046	742,972	749,402
College Avenue Student Loans LLC Series 2018-A Class A2144A	4.13	12-26-2047	664,039	655,508
College Avenue Student Loans LLC Series 2019-A Class A2144A	3.28	12-28-2048	1,187,860	1,141,598
Ford Credit Auto Owner Trust Series 2022-1 Class A144A	3.88	11-15-2034	4,379,000	4,381,932
Ford Credit Auto Owner Trust Series 2025-1 Class A144Aøø	4.86	8-15-2037	5,490,000	5,640,857
Ford Credit Auto Owner Trust Series 2025-2 Class A144Aøø	4.37	2-15-2038	1,984,000	1,997,069
Ford Credit Floorplan Master Owner Trust A Series 2024-3 Class A1144A	4.30	9-15-2029	10,451,000	10,518,117
Ford Credit Floorplan Master Owner Trust A Series 2025-1 Class A1	4.63	4-15-2030	8,809,000	8,942,009
GM Financial Consumer Automobile Receivables Trust Series 2025-4 Class A3	3.84	2-18-2031	2,387,000	2,387,376
GM Financial Consumer Automobile Receivables Trust Series 2026-1 Class A3	3.84	5-16-2031	3,000,000	2,998,237
GM Financial Revolving Receivables Trust Series 2024-1 Class A144A	4.98	12-11-2036	1,978,000	2,035,339
See accompanying notes to portfolio of investments
10 | Allspring Core Bond Portfolio

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
GM Financial Revolving Receivables Trust Series 2024-2 Class A144A	4.52%	3-11-2037	$2,817,000	$2,855,356
GM Financial Revolving Receivables Trust Series 2025-1 Class A144A	4.64	12-11-2037	4,308,000	4,391,427
GMF Floorplan Owner Revolving Trust Series 2025-2A Class A144A	4.64	3-15-2030	9,195,000	9,310,968
Honda Auto Receivables Owner Trust Series 2025-4 Class A3	3.98	6-17-2030	4,290,000	4,305,541
Hyundai Auto Lease Securitization Trust Series 2025-B Class A3144A	4.53	4-17-2028	6,992,000	7,053,694
Hyundai Auto Lease Securitization Trust Series 2026-A Class A3144A	3.97	12-15-2028	4,057,000	4,065,479
Hyundai Auto Receivables Trust Series 2022-A Class A4	2.35	4-17-2028	370,459	370,031
Hyundai Auto Receivables Trust Series 2023-A Class A4	4.48	7-17-2028	3,320,000	3,328,391
Hyundai Auto Receivables Trust Series 2023-B Class A3	5.48	4-17-2028	955,478	961,841
Mercedes-Benz Auto Lease Trust Series 2026-A Class A3	3.93	1-15-2030	4,824,000	4,829,084
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A4	5.25	2-15-2029	3,874,000	3,908,565
Mercedes-Benz Auto Receivables Trust Series 2025-1 Class A3	4.78	12-17-2029	3,988,000	4,040,725
Navient Private Education Refinance Loan Trust Series 2018-DA Class A2A144A	4.00	12-15-2059	1,040,609	1,035,816
Navient Private Education Refinance Loan Trust Series 2019-A Class A2A144A	3.42	1-15-2043	355,616	354,896
Navient Private Education Refinance Loan Trust Series 2019-CA Class A2144A	3.13	2-15-2068	592,315	586,696
Navient Private Education Refinance Loan Trust Series 2019-D Class A2A144A	3.01	12-15-2059	2,920,520	2,852,815
Navient Private Education Refinance Loan Trust Series 2019-FA Class A2144A	2.60	8-15-2068	1,455,910	1,410,963
Navient Private Education Refinance Loan Trust Series 2020-GA Class A144A	1.17	9-16-2069	1,765,534	1,666,134
Navient Private Education Refinance Loan Trust Series 2021-BA Class A144A	0.94	7-15-2069	728,892	668,479
Navient Private Education Refinance Loan Trust Series 2021-CA Class A144A	1.06	10-15-2069	3,113,120	2,866,307
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	6,536,933	5,933,942
Navient Private Education Refinance Loan Trust Series 2021-FA Class A144A	1.11	2-18-2070	2,997,320	2,699,785
Navient Private Education Refinance Loan Trust Series 2022-A Class A144A	2.23	7-15-2070	2,252,642	2,071,883
Navient Refinance Loan Trust Series 2025-C Class A144A	4.80	10-15-2055	4,196,757	4,210,017
Navient Student Loan Trust Series 2021-3A Class A1A144A	1.77	8-25-2070	3,172,451	2,823,980
Nelnet Student Loan Trust Series 2004-4 Class A5 (90 Day Average U.S. SOFR+0.42%)±	4.31	1-25-2037	896,156	894,152
Nelnet Student Loan Trust Series 2005-1 Class A5 (90 Day Average U.S. SOFR+0.37%)±	4.26	10-25-2033	4,050,964	4,021,705
Nelnet Student Loan Trust Series 2005-2 Class A5 (90 Day Average U.S. SOFR+0.36%)±	4.44	3-23-2037	3,845,952	3,820,178
Nelnet Student Loan Trust Series 2005-3 Class A5 (90 Day Average U.S. SOFR+0.38%)±	4.46	12-24-2035	2,766,556	2,751,261
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 11

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Nissan Auto Receivables Owner Trust Series 2022-B Class A4	4.45%	11-15-2029	$2,437,000	$2,446,405
Santander Drive Auto Receivables Trust Series 2024-3 Class A3	5.63	1-16-2029	2,114,268	2,122,458
Santander Drive Auto Receivables Trust Series 2025-2 Class A3	4.67	8-15-2029	4,443,000	4,473,033
Santander Drive Auto Receivables Trust Series 2025-3 Class A3	4.38	1-15-2030	5,432,000	5,463,249
SBNA Auto Lease Trust Series 2024-C Class A4144A	4.42	3-20-2029	2,530,000	2,542,411
SBNA Auto Receivables Trust Series 2024-A Class A4144A	5.21	4-16-2029	1,116,000	1,125,154
SBNA Auto Receivables Trust Series 2024-A Class A3144A	5.32	12-15-2028	976,067	979,614
SFS Auto Receivables Securitization Trust Series 2024-1A Class A4144A	4.94	1-21-2031	971,000	985,770
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3144A	4.95	5-21-2029	3,950,462	3,971,521
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3144A	5.33	11-20-2029	3,240,633	3,278,491
SFS Auto Receivables Securitization Trust Series 2025-2A Class A4144A	4.58	5-20-2031	3,337,000	3,382,598
SFS Auto Receivables Securitization Trust Series 2025-3A Class A3144A	4.12	4-21-2031	5,006,000	5,026,467
SMB Private Education Loan Trust Series 2021-A Class APT1144A	1.07	1-15-2053	4,032,802	3,701,459
SoFi Professional Loan Program LLC Series 2021-B Class AFX144A	1.14	2-15-2047	2,306,109	2,022,692
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3144A	4.11	4-20-2029	4,587,000	4,606,426
Synchrony Card Funding LLC Series 2025-A2 Class A	4.49	5-15-2031	3,963,000	4,014,664
Synchrony Card Issuance Trust Series 2025-A3 Class A	4.06	11-15-2031	4,567,000	4,584,080
T-Mobile U.S. Trust Series 2024-2A Class A144A	4.25	5-21-2029	3,972,000	3,989,638
Toyota Auto Receivables Owner Trust Series 2022-D Class A4	5.43	4-17-2028	2,132,000	2,164,004
USB Auto Owner Trust Series 2025-1A Class A3144A	4.49	6-17-2030	4,075,000	4,105,562
USB Auto Owner Trust Series 2025-1A Class A4144A	4.62	12-16-2030	1,218,000	1,235,637
Verizon Master Trust Series 2024-7 Class A144A	4.35	8-20-2032	4,681,000	4,723,833
Verizon Master Trust Series 2025-10 Class A144A	4.28	10-20-2033	5,511,000	5,522,863
Verizon Master Trust Series 2025-2 Class A144A	4.94	1-20-2033	10,359,000	10,640,211
Verizon Master Trust Series 2025-4 Class A144A	4.76	3-21-2033	6,189,000	6,337,772
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3	4.63	7-20-2029	2,622,000	2,654,645
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47	2-15-2031	1,339,000	1,363,624
Total asset-backed securities (Cost $276,405,454)				275,808,972
Corporate bonds and notes: 19.90%
Communications: 2.58%
Internet: 1.22%
Alphabet, Inc.	4.38	11-15-2032	1,924,000	1,930,456
Alphabet, Inc.	4.70	11-15-2035	4,488,000	4,467,739
Alphabet, Inc.	5.25	5-15-2055	2,132,000	2,031,310
Alphabet, Inc.	5.30	5-15-2065	2,132,000	1,992,581
Alphabet, Inc.	5.45	11-15-2055	1,667,000	1,625,823
Amazon.com, Inc.	3.90	11-20-2028	3,013,000	3,023,788
Amazon.com, Inc.	4.10	11-20-2030	3,013,000	3,013,274
Amazon.com, Inc.	4.35	3-20-2033	3,766,000	3,749,240
See accompanying notes to portfolio of investments
12 | Allspring Core Bond Portfolio

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Internet(continued)
Amazon.com, Inc.	4.65%	11-20-2035	$5,172,000	$5,121,187
Amazon.com, Inc.	5.45	11-20-2055	662,000	644,699
Amazon.com, Inc.	5.55	11-20-2065	2,184,000	2,118,995
MercadoLibre, Inc.	4.90	1-15-2033	1,320,000	1,306,470
Meta Platforms, Inc.	4.60	11-15-2032	1,801,000	1,805,507
Meta Platforms, Inc.	4.88	11-15-2035	5,138,000	5,082,220
Meta Platforms, Inc.	5.40	8-15-2054	1,137,000	1,047,854
Meta Platforms, Inc.	5.50	11-15-2045	1,284,000	1,234,738
Meta Platforms, Inc.	5.55	8-15-2064	2,627,000	2,411,686
Meta Platforms, Inc.	5.63	11-15-2055	1,284,000	1,221,703
Meta Platforms, Inc.	5.75	11-15-2065	1,284,000	1,214,059
Uber Technologies, Inc.	4.15	1-15-2031	3,897,000	3,862,610
Uber Technologies, Inc.	4.80	9-15-2034	3,810,000	3,789,965
Uber Technologies, Inc.	4.80	9-15-2035	2,598,000	2,570,288
Uber Technologies, Inc.	5.35	9-15-2054	1,787,000	1,700,334
				56,966,526
Media: 0.28%
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	6-1-2041	763,000	546,057
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	3-1-2042	3,727,000	2,587,935
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	3,050,000	1,991,589
Charter Communications Operating LLC/Charter Communications Operating Capital	5.25	4-1-2053	1,823,000	1,456,013
Charter Communications Operating LLC/Charter Communications Operating Capital	5.50	4-1-2063	776,000	613,709
Charter Communications Operating LLC/Charter Communications Operating Capital	5.85	12-1-2035	1,207,000	1,201,260
Charter Communications Operating LLC/Charter Communications Operating Capital	6.70	12-1-2055	2,141,000	2,067,435
Comcast Corp.	2.99	11-1-2063	1,661,000	898,971
Comcast Corp.	4.05	11-1-2052	1,431,000	1,046,735
Comcast Corp.	5.35	5-15-2053	661,000	594,473
				13,004,177
Telecommunications: 1.08%
AT&T, Inc.	3.50	6-1-2041	1,418,000	1,114,441
AT&T, Inc.	3.50	9-15-2053	2,200,000	1,469,487
AT&T, Inc.	3.55	9-15-2055	2,197,000	1,459,200
AT&T, Inc.	3.65	9-15-2059	1,389,000	916,521
AT&T, Inc.	3.80	12-1-2057	1,935,000	1,332,025
AT&T, Inc.%%	4.40	4-30-2031	4,408,000	4,407,620
AT&T, Inc.%%	4.75	4-30-2033	4,767,000	4,755,808
AT&T, Inc.	4.90	11-1-2035	2,601,000	2,560,843
AT&T, Inc.%%	5.13	4-30-2036	2,724,000	2,710,657
AT&T, Inc.	5.55	11-1-2045	2,080,000	2,002,505
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 13

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications(continued)
AT&T, Inc.	5.70%	11-1-2054	$2,080,000	$1,986,063
AT&T, Inc.%%	5.85	4-30-2046	2,429,000	2,407,235
AT&T, Inc.%%	6.00	4-30-2056	3,463,000	3,430,830
Cisco Systems, Inc.	5.50	2-24-2055	2,626,000	2,592,452
Verizon Communications, Inc.	2.99	10-30-2056	2,224,000	1,319,742
Verizon Communications, Inc.	4.75	1-15-2033	2,583,000	2,583,704
Verizon Communications, Inc.	5.25	4-2-2035	4,720,000	4,781,488
Verizon Communications, Inc.	5.75	11-30-2045	1,744,000	1,733,209
Verizon Communications, Inc.	5.88	11-30-2055	3,447,000	3,402,577
Verizon Communications, Inc.	6.00	11-30-2065	3,446,000	3,408,849
				50,375,256
Consumer, cyclical: 1.13%
Airlines: 0.47%
Delta Air Lines, Inc.	4.95	7-10-2028	6,018,000	6,121,123
Delta Air Lines, Inc.	5.25	7-10-2030	6,770,000	6,932,353
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	4,465,083	4,498,844
Southwest Airlines Co.	5.25	11-15-2035	4,503,000	4,407,772
				21,960,092
Auto manufacturers: 0.32%
Ford Motor Credit Co. LLC	2.90	2-10-2029	7,234,000	6,855,604
General Motors Financial Co., Inc.	2.70	6-10-2031	4,141,000	3,766,034
Hyundai Capital America144A	4.50	9-18-2030	1,950,000	1,950,716
Hyundai Capital America144A	5.15	3-27-2030	2,213,000	2,270,365
				14,842,719
Retail: 0.34%
Dick’s Sporting Goods, Inc.	4.10	1-15-2052	2,845,000	2,080,454
Home Depot, Inc.	3.63	4-15-2052	1,443,000	1,060,577
Lowe’s Cos., Inc.	3.50	4-1-2051	1,793,000	1,259,117
Lowe’s Cos., Inc.	4.25	3-15-2031	3,485,000	3,469,940
Lowe’s Cos., Inc.	4.25	4-1-2052	3,303,000	2,623,159
Lowe’s Cos., Inc.	4.85	10-15-2035	3,244,000	3,210,416
McDonald’s Corp. Series I	6.30	3-1-2038	2,262,000	2,498,243
				16,201,906
Consumer, non-cyclical: 3.13%
Agriculture: 0.62%
Altria Group, Inc.	3.88	9-16-2046	1,221,000	917,903
BAT Capital Corp.	4.54	8-15-2047	3,134,000	2,602,843
BAT Capital Corp.	6.25	8-15-2055	2,221,000	2,288,088
BAT Capital Corp.	7.08	8-2-2053	819,000	926,565
Bunge Ltd. Finance Corp.	5.15	8-4-2035	3,878,000	3,934,487
Philip Morris International, Inc.	4.13	4-28-2028	6,553,000	6,585,374
Philip Morris International, Inc.	4.38	4-30-2030	5,547,000	5,579,834
Philip Morris International, Inc.	4.88	4-30-2035	5,880,000	5,875,578
				28,710,672
See accompanying notes to portfolio of investments
14 | Allspring Core Bond Portfolio

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Beverages: 0.32%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	2-1-2036	$7,782,000	$7,674,350
Anheuser-Busch InBev Worldwide, Inc.	5.45	1-23-2039	1,510,000	1,556,075
PepsiCo, Inc.	4.10	1-15-2029	3,768,000	3,795,014
PepsiCo, Inc.	4.30	7-23-2030	2,088,000	2,110,397
				15,135,836
Biotechnology: 0.09%
Amgen, Inc.	5.60	3-2-2043	2,159,000	2,175,118
Amgen, Inc.	5.65	3-2-2053	682,000	671,304
Gilead Sciences, Inc.	4.00	9-1-2036	1,512,000	1,405,103
				4,251,525
Healthcare-products: 0.10%
Alcon Finance Corp.144A	5.38	12-6-2032	4,396,000	4,595,415
Healthcare-services: 0.43%
HCA, Inc.	5.25	6-15-2049	1,924,000	1,742,811
HCA, Inc.	5.90	6-1-2053	1,122,000	1,097,450
Roche Holdings, Inc.144A	4.08	12-2-2030	2,868,000	2,861,875
Roche Holdings, Inc.144A	4.37	12-2-2032	4,313,000	4,306,569
UnitedHealth Group, Inc.	3.05	5-15-2041	695,000	522,888
UnitedHealth Group, Inc.	5.50	7-15-2044	1,809,000	1,778,494
UnitedHealth Group, Inc.	5.63	7-15-2054	4,078,000	3,970,910
UnitedHealth Group, Inc.	5.88	2-15-2053	3,904,000	3,922,797
				20,203,794
Pharmaceuticals: 1.57%
AbbVie, Inc.	3.20	11-21-2029	5,518,000	5,353,343
AbbVie, Inc.	4.05	11-21-2039	1,568,000	1,395,601
AbbVie, Inc.	4.25	11-21-2049	5,445,000	4,484,745
AbbVie, Inc.	4.55	3-15-2035	648,000	637,327
AbbVie, Inc.	4.80	3-15-2027	3,743,000	3,782,563
AbbVie, Inc.	4.88	3-15-2030	3,011,000	3,099,206
AbbVie, Inc.	4.95	3-15-2031	2,246,000	2,320,560
AbbVie, Inc.	5.05	3-15-2034	2,190,000	2,244,974
AbbVie, Inc.	5.20	3-15-2035	1,801,000	1,857,108
CVS Health Corp.	4.30	3-25-2028	1,588,000	1,593,198
CVS Health Corp.	5.05	3-25-2048	5,616,000	4,938,744
CVS Health Corp.	5.55	6-1-2031	2,968,000	3,103,285
CVS Health Corp.	5.70	6-1-2034	3,048,000	3,170,348
Eli Lilly & Co.	4.20	8-14-2029	3,127,000	3,159,590
Eli Lilly & Co.	4.25	3-15-2031	4,522,000	4,544,510
Eli Lilly & Co.	4.60	8-14-2034	2,674,000	2,676,554
Eli Lilly & Co.	4.70	2-9-2034	1,477,000	1,492,766
Eli Lilly & Co.	5.05	8-14-2054	362,000	337,219
Eli Lilly & Co.	5.10	2-12-2035	848,000	874,079
Eli Lilly & Co.	5.60	2-12-2065	2,064,000	2,052,194
Merck & Co., Inc.	2.35	6-24-2040	1,255,000	902,785
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 15

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals(continued)
Novartis Capital Corp.	4.10%	11-5-2030	$3,455,000	$3,455,172
Novartis Capital Corp.	4.60	11-5-2035	5,711,000	5,654,261
Pfizer, Inc.	4.20	11-15-2030	4,295,000	4,305,596
Pfizer, Inc.	4.88	11-15-2035	6,044,000	6,051,830
				73,487,558
Energy: 0.83%
Oil & gas: 0.25%
Chevron USA, Inc.	4.30	10-15-2030	2,695,000	2,722,426
EOG Resources, Inc.	4.40	1-15-2031	4,373,000	4,380,436
TotalEnergies Capital USA LLC	4.57	1-13-2033	1,327,000	1,327,268
TotalEnergies Capital USA LLC	4.86	1-13-2036	3,299,000	3,280,547
				11,710,677
Pipelines: 0.58%
Energy Transfer LP	5.25	7-1-2029	3,774,000	3,890,025
Energy Transfer LP	5.30	4-15-2047	1,510,000	1,353,865
Energy Transfer LP	5.70	4-1-2035	4,410,000	4,566,525
Energy Transfer LP	5.95	5-15-2054	6,075,000	5,792,010
Energy Transfer LP144A	6.00	2-1-2029	2,738,000	2,764,863
Energy Transfer LP	6.05	9-1-2054	1,518,000	1,469,097
Kinder Morgan, Inc.	5.15	6-1-2030	733,000	758,266
ONEOK, Inc.	5.05	11-1-2034	778,000	769,607
ONEOK, Inc.	5.70	11-1-2054	3,235,000	3,022,755
ONEOK, Inc.	5.85	11-1-2064	602,000	567,372
ONEOK, Inc.	6.25	10-15-2055	1,940,000	1,950,452
				26,904,837
Financial: 6.92%
Banks: 5.05%
Bank of New York Mellon Corp. (U.S. SOFR+0.63%)±	4.03	1-22-2030	3,597,000	3,593,723
Bank of New York Mellon Corp. (U.S. SOFR+0.89%)±	4.94	2-11-2031	4,252,000	4,369,504
Citizens Bank NA (U.S. SOFR+0.70%)±	4.19	1-29-2029	5,752,000	5,760,959
Fifth Third Bancorp (U.S. SOFR+0.95%)±	4.57	4-29-2032	3,631,000	3,627,742
Fifth Third Bancorp (U.S. SOFR+1.24%)±	5.14	1-29-2037	2,695,000	2,676,494
Goldman Sachs Group, Inc. (5 Year Treasury Constant Maturity+1.18%)±%%	5.39	2-2-2041	2,367,000	2,344,930
Goldman Sachs Group, Inc. (U.S. SOFR+0.71%)±	4.15	1-21-2029	15,677,000	15,687,884
Goldman Sachs Group, Inc. (U.S. SOFR+0.90%)±	4.15	10-21-2029	9,610,000	9,604,738
Goldman Sachs Group, Inc. (U.S. SOFR+0.96%)±	4.52	1-21-2032	6,360,000	6,357,602
Goldman Sachs Group, Inc. (U.S. SOFR+1.06%)±	4.37	10-21-2031	6,463,000	6,426,138
Goldman Sachs Group, Inc. (U.S. SOFR+1.08%)±	5.21	1-28-2031	5,946,000	6,130,899
Goldman Sachs Group, Inc. (U.S. SOFR+1.19%)±	5.07	1-21-2037	5,373,000	5,349,963
Goldman Sachs Group, Inc. (U.S. SOFR+1.21%)±	5.05	7-23-2030	2,325,000	2,381,173
Goldman Sachs Group, Inc. (U.S. SOFR+1.32%)±	5.54	1-21-2047	1,608,000	1,583,969
Goldman Sachs Group, Inc. (U.S. SOFR+1.33%)±	4.94	10-21-2036	4,413,000	4,351,464
Goldman Sachs Group, Inc. (U.S. SOFR+1.55%)±	5.33	7-23-2035	4,624,000	4,724,911
Goldman Sachs Group, Inc. (U.S. SOFR+1.58%)±	5.22	4-23-2031	7,630,000	7,859,297
See accompanying notes to portfolio of investments
16 | Allspring Core Bond Portfolio

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Morgan Stanley Private Bank NA (U.S. SOFR+0.76%)±%%	4.21%	2-8-2030	$9,206,000	$9,209,469
Morgan Stanley Private Bank NA (U.S. SOFR+0.77%)±	4.47	7-6-2028	4,582,000	4,611,254
Morgan Stanley Private Bank NA (U.S. SOFR+0.78%)±	4.20	11-17-2028	7,797,000	7,818,669
Morgan Stanley Private Bank NA (U.S. SOFR+1.02%)±	4.47	11-19-2031	17,467,000	17,472,551
Morgan Stanley Private Bank NA (U.S. SOFR+1.08%)±	4.73	7-18-2031	14,034,000	14,218,471
Morgan Stanley (5 Year Treasury Constant Maturity+1.17%)±	5.31	1-18-2041	1,620,000	1,600,144
Morgan Stanley (U.S. SOFR+0.80%)±	4.24	1-9-2030	3,848,000	3,855,284
Morgan Stanley (U.S. SOFR+0.95%)±	4.49	1-16-2032	7,382,000	7,377,132
Morgan Stanley (U.S. SOFR+1.18%)±%%	5.07	1-30-2037	4,844,000	4,821,482
Morgan Stanley (U.S. SOFR+1.63%)±	5.45	7-20-2029	2,928,000	3,018,376
Morgan Stanley Series I (U.S. SOFR+0.91%)±	4.13	10-18-2029	8,242,000	8,235,726
Morgan Stanley Series I (U.S. SOFR+1.31%)±	4.89	10-22-2036	2,329,000	2,292,724
PNC Bank NA (U.S. SOFR+0.73%)±	4.43	7-21-2028	6,056,000	6,097,840
PNC Financial Services Group, Inc. (5 Year Treasury Constant Maturity+1.17%)±	5.42	1-25-2041	1,483,000	1,481,623
PNC Financial Services Group, Inc. (U.S. SOFR+0.61%)±	4.08	1-26-2029	6,311,000	6,319,892
PNC Financial Services Group, Inc. (U.S. SOFR+1.26%)±	4.81	10-21-2032	3,452,000	3,501,830
PNC Financial Services Group, Inc. (U.S. SOFR+1.42%)±	5.37	7-21-2036	1,942,000	1,988,391
State Street Corp.	4.73	2-28-2030	6,019,000	6,160,780
State Street Corp. (U.S. SOFR+1.22%)±	4.78	10-23-2036	1,496,000	1,477,897
Truist Bank Series I (U.S. SOFR+0.66%)±	4.14	1-27-2029	5,637,000	5,643,379
Truist Financial Corp. (U.S. SOFR+0.97%)±	4.60	1-27-2032	5,292,000	5,305,490
U.S. Bancorp (U.S. SOFR+0.87%)±	4.48	1-26-2032	5,808,000	5,820,667
U.S. Bancorp (U.S. SOFR+1.10%)±	5.03	1-26-2037	4,564,000	4,553,866
Wells Fargo & Co. (U.S. SOFR+0.74%)±	4.18	1-23-2030	4,702,000	4,705,951
Wells Fargo & Co. (U.S. SOFR+1.10%)±	4.96	1-23-2037	4,014,000	3,981,220
Wells Fargo & Co. (U.S. SOFR+1.23%)±	5.43	1-23-2047	1,606,000	1,574,057
				235,975,555
Diversified financial services: 0.37%
Ares Management Corp.	5.60	10-11-2054	2,253,000	2,112,137
Charles Schwab Corp. (U.S. SOFR+0.94%)±	4.34	11-14-2031	6,961,000	6,955,124
Charles Schwab Corp. (U.S. SOFR+1.23%)±	4.91	11-14-2036	6,069,000	6,015,227
Jefferies Financial Group, Inc.	5.50	2-15-2036	2,003,000	1,977,196
				17,059,684
Insurance: 0.13%
Protective Life Corp.144A	4.70	1-15-2031	3,768,000	3,780,537
Protective Life Corp.144A	5.35	12-15-2035	2,328,000	2,338,812
				6,119,349
Investment Companies: 0.12%
Bain Capital Specialty Finance, Inc. BDC	5.95	3-1-2031	2,735,000	2,688,791
MSD Investment Corp. BDC144A	6.13	2-5-2031	3,064,000	3,049,188
				5,737,979
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 17

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Private equity: 0.09%
Blackstone Reg Finance Co. LLC	4.30%	11-3-2030	$2,727,000	$2,716,168
Blackstone Reg Finance Co. LLC	4.95	2-15-2036	1,617,000	1,599,312
				4,315,480
Real estate: 0.09%
CBRE Services, Inc.	4.90	1-15-2033	2,258,000	2,266,862
CBRE Services, Inc.	5.50	6-15-2035	1,959,000	2,018,961
				4,285,823
REITs: 1.07%
Agree LP	2.00	6-15-2028	2,307,000	2,205,223
Agree LP	2.60	6-15-2033	629,000	542,751
Agree LP	4.80	10-1-2032	1,387,000	1,397,612
Agree LP	5.60	6-15-2035	2,259,000	2,359,127
American Homes 4 Rent LP	3.63	4-15-2032	2,547,000	2,392,224
American Homes 4 Rent LP	4.30	4-15-2052	1,142,000	899,406
American Homes 4 Rent LP	4.95	6-15-2030	1,945,000	1,970,176
American Homes 4 Rent LP	5.25	3-15-2035	664,000	665,695
American Homes 4 Rent LP	5.50	7-15-2034	1,559,000	1,594,261
Brixmor Operating Partnership LP	2.50	8-16-2031	2,436,000	2,185,697
Brixmor Operating Partnership LP	4.85	2-15-2033	1,067,000	1,064,630
Equinix Europe 2 Financing Corp. LLC	4.60	11-15-2030	3,217,000	3,229,976
Essex Portfolio LP	2.55	6-15-2031	1,314,000	1,191,626
Invitation Homes Operating Partnership LP	2.00	8-15-2031	439,000	382,322
Invitation Homes Operating Partnership LP	4.15	4-15-2032	2,535,000	2,447,603
Invitation Homes Operating Partnership LP	4.95	1-15-2033	1,276,000	1,273,384
Kimco Realty OP LLC	4.85	3-1-2035	2,028,000	2,014,276
Kimco Realty OP LLC	5.30	2-1-2036	2,330,000	2,382,680
Realty Income Corp.	2.10	3-15-2028	1,429,000	1,376,398
Realty Income Corp.	2.85	12-15-2032	1,844,000	1,655,256
Realty Income Corp.	3.40	1-15-2030	1,526,000	1,481,857
Realty Income Corp.	3.95	2-1-2029	2,285,000	2,277,785
Realty Income Corp.	4.50	2-1-2033	1,946,000	1,925,775
Regency Centers LP	2.95	9-15-2029	3,489,000	3,348,831
Regency Centers LP	5.00	7-15-2032	2,203,000	2,251,156
Regency Centers LP	5.25	1-15-2034	2,991,000	3,068,682
Store Capital LLC	2.70	12-1-2031	886,000	784,161
Store Capital LLC	2.75	11-18-2030	1,791,000	1,631,429
				49,999,999
Industrial: 1.17%
Aerospace/defense: 0.41%
Boeing Co.	5.81	5-1-2050	2,611,000	2,578,773
Boeing Co.	6.86	5-1-2054	1,560,000	1,759,042
General Electric Co.	4.30	7-29-2030	4,530,000	4,560,830
General Electric Co.	4.90	1-29-2036	4,118,000	4,165,279
Howmet Aerospace, Inc.	4.85	10-15-2031	2,004,000	2,057,314
See accompanying notes to portfolio of investments
18 | Allspring Core Bond Portfolio

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Aerospace/defense(continued)
Northrop Grumman Corp.	4.65%	7-15-2030	$2,147,000	$2,182,129
Northrop Grumman Corp.	5.25	7-15-2035	1,993,000	2,061,168
				19,364,535
Building materials: 0.08%
Eagle Materials, Inc.	5.00	3-15-2036	3,861,000	3,780,359
Electronics: 0.08%
Jabil, Inc.	4.20	2-1-2029	1,876,000	1,875,305
Jabil, Inc.	4.75	2-1-2033	1,876,000	1,847,892
				3,723,197
Machinery-construction & mining: 0.14%
Caterpillar Financial Services Corp.	4.38	8-16-2029	1,692,000	1,717,337
Caterpillar Financial Services Corp.	5.00	5-14-2027	4,501,000	4,575,541
				6,292,878
Machinery-diversified: 0.34%
Deere & Co.	5.70	1-19-2055	3,125,000	3,243,941
John Deere Capital Corp.	4.15	9-15-2027	2,951,000	2,972,085
John Deere Capital Corp.	4.50	1-8-2027	3,720,000	3,749,064
John Deere Capital Corp.	4.65	1-7-2028	2,620,000	2,667,055
John Deere Capital Corp.	4.85	6-11-2029	489,000	502,843
John Deere Capital Corp.	5.15	9-8-2026	2,753,000	2,776,258
				15,911,246
Transportation: 0.12%
Crowley Conro LLC	4.18	8-15-2043	2,087,244	1,907,821
Norfolk Southern Corp.	5.10	5-1-2035	2,587,000	2,642,226
Union Pacific Corp.	5.60	12-1-2054	1,164,000	1,159,726
				5,709,773
Technology: 1.83%
Computers: 0.22%
Apple, Inc.	2.38	2-8-2041	1,076,000	770,361
Apple, Inc.	2.65	5-11-2050	2,077,000	1,293,030
Apple, Inc.	3.95	8-8-2052	2,831,000	2,236,949
Apple, Inc.	4.00	5-12-2028	2,262,000	2,280,083
Apple, Inc.	4.20	5-12-2030	3,889,000	3,929,535
				10,509,958
Semiconductors: 0.88%
Broadcom, Inc.	4.55	2-15-2032	3,751,000	3,749,242
Broadcom, Inc.	4.60	7-15-2030	4,878,000	4,946,264
Broadcom, Inc.	4.80	10-15-2034	5,251,000	5,242,717
Broadcom, Inc.	4.90	7-15-2032	3,045,000	3,107,211
Broadcom, Inc.144A	4.93	5-15-2037	2,114,000	2,081,796
Broadcom, Inc.	5.05	7-12-2029	5,397,000	5,560,273
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 19

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Semiconductors(continued)
Broadcom, Inc.	5.15%	11-15-2031	$5,034,000	$5,218,814
Broadcom, Inc.	5.20	7-15-2035	1,605,000	1,640,080
Foundry JV Holdco LLC144A	5.50	1-25-2031	1,050,000	1,087,377
Foundry JV Holdco LLC144A	5.90	1-25-2033	1,190,000	1,248,130
Foundry JV Holdco LLC144A	6.30	1-25-2039	963,000	1,024,995
Intel Corp.	2.80	8-12-2041	1,271,000	898,106
Intel Corp.	3.25	11-15-2049	744,000	484,677
Intel Corp.	5.63	2-10-2043	848,000	827,369
Intel Corp.	5.90	2-10-2063	1,113,000	1,061,310
Texas Instruments, Inc.	5.00	3-14-2053	1,767,000	1,626,135
Texas Instruments, Inc.	5.05	5-18-2063	1,428,000	1,286,451
				41,090,947
Software: 0.73%
Cadence Design Systems, Inc.	4.20	9-10-2027	1,290,000	1,295,265
Cadence Design Systems, Inc.	4.30	9-10-2029	6,257,000	6,296,989
Oracle Corp.	3.60	4-1-2050	4,454,000	2,778,132
Oracle Corp.	4.00	7-15-2046	2,567,000	1,771,146
Oracle Corp.	4.80	9-26-2032	2,394,000	2,317,684
Oracle Corp.	5.20	9-26-2035	1,582,000	1,507,639
Oracle Corp.	5.38	9-27-2054	1,930,000	1,550,669
Oracle Corp.	5.55	2-6-2053	1,597,000	1,327,821
Oracle Corp.	5.88	9-26-2045	3,042,000	2,735,025
Synopsys, Inc.	4.65	4-1-2028	2,256,000	2,284,894
Synopsys, Inc.	4.85	4-1-2030	3,227,000	3,293,069
Synopsys, Inc.	5.00	4-1-2032	2,582,000	2,641,789
Synopsys, Inc.	5.15	4-1-2035	2,274,000	2,305,050
Synopsys, Inc.	5.70	4-1-2055	1,815,000	1,789,943
				33,895,115
Utilities: 2.31%
Electric: 2.31%
American Transmission Systems, Inc.144A	2.65	1-15-2032	920,000	829,734
Arizona Public Service Co.	5.90	8-15-2055	2,571,000	2,617,387
Baltimore Gas & Electric Co.	2.25	6-15-2031	1,973,000	1,785,402
Baltimore Gas & Electric Co.	5.45	6-1-2035	2,591,000	2,681,829
CenterPoint Energy Houston Electric LLC Series AH	3.60	3-1-2052	1,458,000	1,065,206
CenterPoint Energy Houston Electric LLC Series AQ	4.95	8-15-2035	3,104,000	3,106,051
Consolidated Edison Co. of New York, Inc.	3.20	12-1-2051	442,000	293,287
Consolidated Edison Co. of New York, Inc.	3.70	11-15-2059	752,000	523,429
Consumers Energy Co.	4.50	1-15-2031	3,873,000	3,911,256
Consumers Energy Co.	5.05	5-15-2035	2,863,000	2,906,742
DTE Electric Co.	2.95	3-1-2050	2,304,000	1,525,778
DTE Electric Co. Series B	3.65	3-1-2052	1,055,000	777,074
Duke Energy Carolinas LLC	2.55	4-15-2031	901,000	830,321
Duke Energy Carolinas LLC	2.85	3-15-2032	2,451,000	2,244,306
Duke Energy Carolinas LLC	3.55	3-15-2052	1,785,000	1,282,951
Duke Energy Carolinas LLC	5.35	1-15-2053	1,729,000	1,658,827
See accompanying notes to portfolio of investments
20 | Allspring Core Bond Portfolio

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Duke Energy Corp.	3.50%	6-15-2051	$1,223,000	$846,450
Duke Energy Corp.	4.95	9-15-2035	1,506,000	1,492,869
Duke Energy Florida LLC	2.40	12-15-2031	1,967,000	1,776,184
Duke Energy Florida LLC	4.20	12-1-2030	1,020,000	1,017,629
Duke Energy Florida LLC	4.85	12-1-2035	2,087,000	2,072,814
Duke Energy Progress LLC	2.50	8-15-2050	1,991,000	1,162,817
Duke Energy Progress LLC	3.70	10-15-2046	449,000	343,707
Entergy Arkansas LLC	2.65	6-15-2051	1,777,000	1,056,932
Entergy Arkansas LLC	5.15	1-15-2033	2,960,000	3,055,280
Entergy Mississippi LLC	5.80	4-15-2055	1,930,000	1,940,276
Exelon Corp.	5.88	3-15-2055	2,971,000	2,975,893
FirstEnergy Pennsylvania Electric Co.144A	3.25	3-15-2028	1,922,000	1,885,716
FirstEnergy Pennsylvania Electric Co.144A	4.30	1-15-2029	2,320,000	2,326,819
FirstEnergy Pennsylvania Electric Co.144A	5.20	4-1-2028	1,518,000	1,551,165
Georgia Power Co.	4.85	3-15-2031	1,408,000	1,443,575
Jersey Central Power & Light Co.144A	2.75	3-1-2032	2,168,000	1,956,281
Jersey Central Power & Light Co.144A	4.15	1-15-2029	2,093,000	2,092,313
Jersey Central Power & Light Co.144A	4.40	1-15-2031	3,489,000	3,478,593
Jersey Central Power & Light Co.	5.10	1-15-2035	1,756,000	1,779,051
MidAmerican Energy Co.	2.70	8-1-2052	1,710,000	1,051,759
MidAmerican Energy Co.	5.50	11-15-2056	1,678,000	1,638,206
Mississippi Power Co. Series 12-A	4.25	3-15-2042	1,004,000	862,894
Mississippi Power Co. Series B	3.10	7-30-2051	2,366,000	1,561,236
Northern States Power Co.	5.05	5-15-2035	3,228,000	3,280,331
Northern States Power Co.	5.40	3-15-2054	1,194,000	1,155,690
Northern States Power Co.	5.65	6-15-2054	1,295,000	1,295,904
Ohio Edison Co.144A	4.95	12-15-2029	1,943,000	1,985,839
Oncor Electric Delivery Co. LLC144A	5.35	4-1-2035	1,062,000	1,089,523
Oncor Electric Delivery Co. LLC144A	5.80	4-1-2055	2,117,000	2,125,478
Pacific Gas & Electric Co.	3.50	8-1-2050	749,000	506,695
Pacific Gas & Electric Co.	3.95	12-1-2047	4,515,000	3,366,165
Pacific Gas & Electric Co.	4.20	6-1-2041	1,146,000	949,440
Pacific Gas & Electric Co.	4.95	7-1-2050	5,636,000	4,779,333
Pacific Gas & Electric Co.	5.05	10-15-2032	3,265,000	3,290,364
Pacific Gas & Electric Co.	6.10	10-15-2055	2,093,000	2,061,175
PECO Energy Co.	2.85	9-15-2051	2,381,000	1,497,297
PPL Capital Funding, Inc.	5.25	9-1-2034	1,372,000	1,399,135
Public Service Co. of Oklahoma Series K	3.15	8-15-2051	1,335,000	870,086
Public Service Electric & Gas Co.	1.90	8-15-2031	3,391,000	2,994,966
Public Service Electric & Gas Co.	2.05	8-1-2050	548,000	295,045
Public Service Electric & Gas Co.	2.70	5-1-2050	923,000	575,547
Southern California Edison Co. Series C	4.13	3-1-2048	225,000	172,282
Trans-Allegheny Interstate Line Co.144A	5.00	1-15-2031	2,813,000	2,891,571
Virginia Electric & Power Co.	2.95	11-15-2051	1,973,000	1,240,236
Wisconsin Electric Power Co.	4.15	10-15-2030	2,808,000	2,798,402
				108,028,543
Total corporate bonds and notes (Cost $935,623,280)				930,151,410
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 21

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 0.23%
Nevada: 0.05%
Airport revenue: 0.05%
County of Clark Department of Aviation Series C	6.82%	7-1-2045	$2,150,000	$2,373,342
New York: 0.08%
Airport revenue: 0.08%
Port Authority of New York & New Jersey	4.46	10-1-2062	4,425,000	3,734,274
Ohio: 0.02%
Education revenue: 0.02%
Ohio State University Series A	4.80	6-1-2111	1,295,000	1,069,647
Texas: 0.08%
Education revenue: 0.02%
Board of Regents of the University of Texas System Series B	2.44	8-15-2049	1,695,000	1,045,989
Transportation revenue: 0.06%
North Texas Tollway Authority Series B	6.72	1-1-2049	2,331,000	2,552,457
				3,598,446
Total municipal obligations (Cost $12,148,635)				10,775,709
Non-agency mortgage-backed securities: 1.72%
Angel Oak Mortgage Trust Series 2021-6 Class A1144A±±	1.46	9-25-2066	1,991,215	1,700,423
Bank5 Series 2025-5YR19 Class A3	5.27	12-15-2058	3,066,000	3,170,746
Bank Series 2022-BNK44 Class A5±±	5.74	11-15-2055	2,017,000	2,132,594
Bank Series 2025-BNK51 Class A5	5.29	12-25-2067	1,337,000	1,376,655
BBCMS Mortgage Trust Series 2018-C2 Class ASB	4.24	12-15-2051	587,629	588,370
BBCMS Mortgage Trust Series 2021-C12 Class A5	2.69	11-15-2054	1,143,000	1,022,439
BBCMS Mortgage Trust Series 2022-C17 Class A5	4.44	9-15-2055	1,452,000	1,431,839
BBCMS Mortgage Trust Series 2025-5C37 Class A3	5.02	9-15-2058	797,000	815,285
BBCMS Mortgage Trust Series 2025-5C38 Class A3	5.15	11-15-2058	2,964,000	3,053,785
BBCMS Mortgage Trust Series 2026-5C40 Class A3%%	5.25	2-15-2031	4,497,000	4,652,676
Benchmark Mortgage Trust Series 2021-B25 Class A4	2.27	4-15-2054	1,722,000	1,577,724
Benchmark Mortgage Trust Series 2026-V20 Class A3%%	5.18	2-15-2059	6,081,000	6,266,079
BMO Mortgage Trust Series 2025-C11 Class A5	5.69	2-15-2058	2,573,000	2,721,931
BMO Mortgage Trust Series 2025-C12 Class A5±±	5.87	6-15-2058	1,718,000	1,839,159
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A±±	2.88	7-25-2049	512,029	504,923
BX Trust Series 2025-VLT7 Class A (U.S. SOFR 1 Month+1.70%)144A±	5.38	7-15-2044	3,257,000	3,267,173
BX Trust Series 2025-VOLT Class A (U.S. SOFR 1 Month+1.70%)144A±	5.38	12-15-2044	5,575,000	5,601,096
COLT Mortgage Loan Trust Series 2021-2 Class A1144A±±	0.92	8-25-2066	2,588,058	2,205,873
COLT Mortgage Loan Trust Series 2021-4 Class A1144A±±	1.40	10-25-2066	2,783,910	2,411,209
CSAIL Commercial Mortgage Trust Series 2019-C16 Class ASB	3.14	6-15-2052	1,650,950	1,629,377
GS Mortgage Securities Trust Series 2020-GSA2 Class A4	1.72	12-12-2053	5,595,000	5,022,595
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class A3	3.39	12-15-2049	894,942	889,001
MFA Trust Series 2021-NQM2 Class A1144A±±	1.03	11-25-2064	957,391	852,685
See accompanying notes to portfolio of investments
22 | Allspring Core Bond Portfolio

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Morgan Stanley Capital I Trust Series 2020-HR8 Class A3	1.79%	7-15-2053	$2,026,231	$1,839,019
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1144A±±	1.03	11-25-2055	353,853	340,140
Starwood Mortgage Residential Trust Series 2021-4 Class A1144A±±	1.16	8-25-2056	2,276,169	2,055,136
SWCH Commercial Mortgage Trust Series 2025-DATA Class A (U.S. SOFR 1 Month+1.44%)144A±	5.12	2-15-2042	4,650,000	4,616,578
Verus Securitization Trust Series 2021-1 Class A1144A±±	0.82	1-25-2066	1,040,421	953,436
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	1,995,190	1,833,575
Verus Securitization Trust Series 2021-3 Class A1144A±±	1.05	6-25-2066	1,760,403	1,559,219
Verus Securitization Trust Series 2021-4 Class A1144A±±	0.94	7-25-2066	2,268,556	1,942,636
Verus Securitization Trust Series 2021-5 Class A1144A±±	1.01	9-25-2066	5,505,966	4,824,025
Verus Securitization Trust Series 2021-7 Class A1144A±±	2.83	10-25-2066	2,535,022	2,351,975
Verus Securitization Trust Series 2021-8 Class A1144A±±	2.82	11-25-2066	2,298,096	2,146,806
Verus Securitization Trust Series 2021-R1 Class A1144A±±	0.82	10-25-2063	425,656	413,700
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	753,473	722,853
Total non-agency mortgage-backed securities (Cost $83,929,715)				80,332,735
U.S. Treasury securities: 25.09%
U.S. Treasury Bonds	1.13	8-15-2040	36,999,000	23,143,164
U.S. Treasury Bonds	1.38	11-15-2040	34,279,000	22,174,228
U.S. Treasury Bonds	1.38	8-15-2050	17,714,000	8,687,472
U.S. Treasury Bonds	1.63	11-15-2050	10,978,000	5,742,437
U.S. Treasury Bonds	1.75	8-15-2041	84,368,000	56,740,775
U.S. Treasury Bonds	2.00	11-15-2041	53,188,000	36,998,903
U.S. Treasury Bonds	2.25	8-15-2049	56,010,000	34,999,686
U.S. Treasury Bonds	2.38	2-15-2042	8,000	5,868
U.S. Treasury Bonds	3.00	2-15-2048	57,449,000	42,615,489
U.S. Treasury Bonds	3.00	8-15-2048	46,339,000	34,193,113
U.S. Treasury Bonds	3.00	2-15-2049	49,502,000	36,341,429
U.S. Treasury Bonds	3.13	5-15-2048	10,698,000	8,096,631
U.S. Treasury Bonds	4.63	11-15-2045	96,534,000	93,894,398
U.S. Treasury Bonds	4.63	11-15-2055	19,952,000	19,122,745
U.S. Treasury Bonds	4.75	8-15-2055	116,262,000	113,700,603
U.S. Treasury Notes	3.38	12-31-2027	21,137,000	21,075,901
U.S. Treasury Notes	3.50	1-31-2028	31,412,000	31,391,141
U.S. Treasury Notes	3.50	1-15-2029	84,650,000	84,405,309
U.S. Treasury Notes	3.50	11-30-2030	106,991,000	105,611,820
U.S. Treasury Notes	3.63	12-31-2030	100,251,000	99,459,957
U.S. Treasury Notes	3.75	1-31-2031	76,752,000	76,560,120
U.S. Treasury Notes	3.88	4-30-2030	76,665,000	77,048,325
U.S. Treasury Notes	4.00	1-31-2033	12,420,000	12,398,653
U.S. Treasury Notes##	4.00	11-15-2035	130,818,000	128,140,319
Total U.S. Treasury securities (Cost $1,179,105,585)				1,172,548,486
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 23

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 4.04%
Communications: 0.31%
Telecommunications: 0.31%
Orange SA144A	4.00%	1-13-2029	$2,922,000	$2,923,564
Orange SA144A	4.25	1-13-2031	4,308,000	4,271,830
Orange SA144A	4.75	1-13-2033	4,636,000	4,625,112
Orange SA144A	5.00	1-13-2036	2,704,000	2,681,804
				14,502,310
Consumer, non-cyclical: 0.52%
Agriculture: 0.07%
Imperial Brands Finance PLC144A	5.63	7-1-2035	3,008,000	3,076,055
Biotechnology: 0.10%
Royalty Pharma PLC	2.20	9-2-2030	1,576,000	1,433,590
Royalty Pharma PLC	3.30	9-2-2040	788,000	612,359
Royalty Pharma PLC	3.55	9-2-2050	3,599,000	2,504,928
				4,550,877
Food: 0.29%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	6.38	4-15-2066	779,000	787,444
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	3.00	5-15-2032	2,923,000	2,641,313
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	3.63	1-15-2032	3,933,000	3,692,980
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	5.75	4-1-2033	966,000	1,008,079
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	6.50	12-1-2052	2,041,000	2,121,500
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	7.25	11-15-2053	3,123,000	3,537,404
				13,788,720
Pharmaceuticals: 0.06%
Pfizer Investment Enterprises Pte. Ltd.	4.75	5-19-2033	2,180,000	2,201,963
Pfizer Investment Enterprises Pte. Ltd.	5.30	5-19-2053	788,000	747,368
				2,949,331
Energy: 0.32%
Oil & gas: 0.24%
Aker BP ASA144A	5.25	10-30-2035	5,243,000	5,131,765
Aker BP ASA144A	5.80	10-1-2054	675,000	622,072
Equinor ASA	4.50	9-3-2030	1,287,000	1,302,290
Equinor ASA	4.75	11-14-2035	2,960,000	2,938,332
Equinor ASA	5.13	6-3-2035	1,295,000	1,325,996
				11,320,455
Pipelines: 0.08%
Galaxy Pipeline Assets Bidco Ltd.144A	2.16	3-31-2034	2,315,018	2,092,422
Galaxy Pipeline Assets Bidco Ltd.144A	2.63	3-31-2036	2,002,000	1,762,123
				3,854,545
See accompanying notes to portfolio of investments
24 | Allspring Core Bond Portfolio

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 2.10%
Banks: 1.83%
Banco Santander SA	4.55%	11-6-2030	$4,800,000	$4,804,024
Banco Santander SA	5.13	11-6-2035	2,400,000	2,395,970
Bank Hapoalim BM144A	4.72	7-14-2029	7,005,000	6,986,297
Bank Hapoalim BM144A	5.25	1-14-2033	3,276,000	3,265,386
Bank of Montreal Series J (U.S. SOFR+0.97%)±	4.44	1-14-2032	4,295,000	4,285,896
BNP Paribas SA (U.S. SOFR+1.29%)144A±	4.92	1-15-2034	4,708,000	4,684,223
CaixaBank SA (U.S. SOFR+1.36%)144A±	4.89	7-3-2031	2,735,000	2,774,550
Canadian Imperial Bank of Commerce (U.S. SOFR+0.60%)±	4.24	9-8-2028	4,563,000	4,579,064
Canadian Imperial Bank of Commerce (U.S. SOFR+0.79%)±	4.28	1-29-2030	3,630,000	3,639,267
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.80%)±	4.51	1-14-2032	4,012,000	4,022,666
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.80%)±	4.53	9-12-2031	4,252,000	4,268,820
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.90%)±	5.06	1-14-2037	4,284,000	4,278,062
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.93%)±	5.19	9-12-2036	4,277,000	4,327,092
Mizrahi Tefahot Bank Ltd.144A	5.05	1-28-2031	5,644,000	5,638,356
Royal Bank of Canada (U.S. SOFR+1.06%)±	4.70	8-6-2031	5,173,000	5,239,285
Sumitomo Mitsui Financial Group, Inc. (U.S. SOFR+1.02%)±	4.49	1-15-2032	4,012,000	4,021,765
Sumitomo Mitsui Financial Group, Inc. (U.S. SOFR+1.22%)±	5.05	1-15-2037	4,012,000	4,001,090
Sumitomo Mitsui Trust Group, Inc. (U.S. SOFR+1.65%)144A±	5.42	9-11-2036	3,747,000	3,762,198
Toronto-Dominion Bank	4.93	10-15-2035	3,883,000	3,872,701
UBS Group AG (U.S. SOFR+1.34%)144A±	5.01	3-23-2037	736,000	727,125
UBS Group AG (U.S. SOFR+1.49%)144A±	5.53	5-6-2047	3,701,000	3,662,582
				85,236,419
Diversified financial services: 0.17%
Brookfield Asset Management Ltd.	4.65	11-15-2030	3,873,000	3,907,386
Brookfield Asset Management Ltd.	5.30	1-15-2036	2,583,000	2,579,341
Brookfield Asset Management Ltd.	6.08	9-15-2055	1,522,000	1,565,856
				8,052,583
REITs: 0.10%
FIBRA Prologis144A	5.50	11-26-2035	2,353,000	2,337,588
FIBRA Prologis144A	5.63	1-14-2038	2,426,000	2,388,882
				4,726,470
Industrial: 0.53%
Aerospace/defense: 0.10%
Embraer Netherlands Finance BV	5.40	1-9-2038	2,285,000	2,251,982
Embraer Netherlands Finance BV	5.98	2-11-2035	2,398,000	2,537,693
				4,789,675
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 25

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electronics: 0.07%
Flex Ltd.	5.25%	1-15-2032	$1,055,000	$1,077,834
Flex Ltd.	5.38	11-13-2035	2,261,000	2,258,783
				3,336,617
Machinery-construction & mining: 0.05%
Eaton Capital ULC	4.45	5-9-2030	1,998,000	2,013,940
Miscellaneous manufacturing: 0.31%
Siemens Funding BV144A	4.35	5-26-2028	4,899,000	4,954,107
Siemens Funding BV144A	4.60	5-28-2030	3,268,000	3,328,177
Siemens Funding BV144A	5.20	5-28-2035	3,939,000	4,066,961
Siemens Funding BV144A	5.80	5-28-2055	1,996,000	2,079,228
				14,428,473
Utilities: 0.26%
Electric: 0.26%
Chile Electricity Lux MPC II Sarl144A	5.58	10-20-2035	1,800,564	1,847,247
Chile Electricity Lux MPC II Sarl144A	5.67	10-20-2035	3,433,971	3,541,356
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara144A%%	4.75	2-3-2031	4,065,000	4,051,322
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara144A%%	5.45	2-3-2036	2,500,000	2,486,882
				11,926,807
Total yankee corporate bonds and notes (Cost $187,383,847)				188,553,277
Yankee government bonds: 1.80%
Australia: 0.11%
Export Finance & Insurance Corp.144A	4.63	10-26-2027	5,108,000	5,186,940
Chile: 0.08%
Chile	4.35	4-13-2031	3,766,000	3,744,534
Indonesia: 0.18%
Indonesia	4.30	4-16-2031	4,237,000	4,207,813
Indonesia	4.90	4-16-2036	4,199,000	4,126,018
				8,333,831
Israel: 0.31%
Israel	3.88	7-3-2050	2,266,000	1,654,313
Israel	4.50	1-13-2031	5,528,000	5,497,771
Israel	5.00	1-13-2036	4,904,000	4,829,249
Israel	5.75	3-12-2054	2,504,000	2,401,224
				14,382,557
Kuwait: 0.46%
Kuwait144A	4.02	10-9-2028	7,019,000	7,012,220
See accompanying notes to portfolio of investments
26 | Allspring Core Bond Portfolio

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kuwait(continued)
Kuwait144A	4.14%	10-9-2030	$10,820,000	$10,744,858
Kuwait144A	4.65	10-9-2035	3,971,000	3,915,037
				21,672,115
Mexico: 0.49%
Mexico	4.40	2-12-2052	1,955,000	1,412,096
Mexico	4.60	1-23-2046	2,162,000	1,680,523
Mexico	4.60	2-10-2048	1,795,000	1,379,817
Mexico	4.75	3-8-2044	2,048,000	1,674,957
Mexico	5.38	3-22-2033	8,584,000	8,453,094
Mexico	5.63	2-9-2034	5,303,000	5,283,591
Mexico	6.13	2-9-2038	818,000	814,728
Mexico	3.50	2-12-2034	2,609,000	2,247,653
				22,946,459
Paraguay: 0.09%
Paraguay144A	5.40	3-30-2050	4,512,000	4,159,432
Philippines: 0.08%
Philippines	5.00	1-27-2036	2,347,000	2,344,577
Philippines	5.75	1-27-2051	1,362,000	1,381,069
				3,725,646
Total yankee government bonds (Cost $83,585,296)				84,151,514

		Yield	Shares
Short-term investments: 4.14%
Investment companies: 4.14%
Allspring Government Money Market Fund Select Class♠∞##		3.63	193,733,662	193,733,662
Total short-term investments (Cost $193,733,662)				193,733,662
Total investments in securities (Cost $4,800,239,676)	102.54%			4,792,593,238
Other assets and liabilities, net	(2.54)			(118,826,190)
Total net assets	100.00%			$4,673,767,048

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 27

Portfolio of investments—January 31, 2026 (unaudited)

Abbreviations:
BDC	Business Development Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal of securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$268,851,171	$2,233,686,814	$(2,308,804,323)	$0	$0	$193,733,662	193,733,662	$4,147,705
See accompanying notes to portfolio of investments
28 | Allspring Core Bond Portfolio

Notes to portfolio of investments—January 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Mortgage dollar roll transactions
The Portfolio may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolio accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Allspring Core Bond Portfolio | 29

Notes to portfolio of investments—January 31, 2026 (unaudited)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$1,856,537,473	$0	$1,856,537,473
Asset-backed securities	0	275,808,972	0	275,808,972
Corporate bonds and notes	0	930,151,410	0	930,151,410
Municipal obligations	0	10,775,709	0	10,775,709
Non-agency mortgage-backed securities	0	80,332,735	0	80,332,735
U.S. Treasury securities	1,172,548,486	0	0	1,172,548,486
Yankee corporate bonds and notes	0	188,553,277	0	188,553,277
Yankee government bonds	0	84,151,514	0	84,151,514
Short-term investments
Investment companies	193,733,662	0	0	193,733,662
Total assets	$1,366,282,148	$3,426,311,090	$0	$4,792,593,238
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
 At January 31, 2026, the Portfolio did not have any transfers into/out of Level 3.
30 | Allspring Core Bond Portfolio